INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016
Income taxes (tax benefit):
Current taxes:
In Israel	6,622	6,251	5,581
Outside Israel	8,325	10,308	10,303
	14,947	16,559	15,884
Deferred taxes:
In Israel	781	(1,982)	91
Outside Israel	1,565	(169)	(1,179)
	2,346	(2,151)	(1,088)
Taxes in respect of prior years:
In Israel (*)	(20)	1,775	81
Outside Israel (**)	-	1,522	-
	(20)	3,297	81
	17,273	17,705	14,877

(*)
During November 2017, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2013-2015 amounting to NIS 11.3 million (approximately US$ 3.1 million). An amount of NIS 7.2 million (approximately US$ 2 million) due to the timing differences related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. Accordingly, the Company recorded an amount of NIS 6.2 million (approximately US$ 1.8 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. In addition, the Company was required to pay the ITA an amount of NIS 1.8 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

(**)
During November 2017, one of our subsidiaries in Brazil has received from the Brazilian tax authority ("RFB") a tax assessment for the years 2012-2014 amounting to BRL 10.3 million (approximately US$ 3.1 million), mainly due to an undeductable expenses. Accordingly, our subsidiary recorded an amount of BRL 4.8 million (approximately US$ 1.5 million) as tax expense related to prior periods. In addition, our subsidiary was required to pay an amount of BRL 3.6 million (approximately US$ 1.1 million) as penalty and BRL 1.7 (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

Schedule of Income Tax Reconciliation
The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016
Pretax income	76,233	55,546	50,054
Statutory tax rate	23%	24%	25%
Tax computed at the ordinary tax rate	17,534	13,331	12,514
Nondeductible expenses (income)	(2,785)	(815)	766
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(236)	243	(151)
Deductible financial expenses recorded to other comprehensive income	(177)	(113)	90
Tax adjustment in respect of different tax rates	2,384	3,119	2,040
Taxes in respect of withholding at the source from royalties and dividends	31	542	95
Adjustment in respect of tax rate deriving from “approved enterprises”	(100)	(436)	(501)
Others	622	1,834	24
	17,273	17,705	14,877

Summary of Deferred Taxes
Composition:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017
Deferred taxes
Provision for vacation, recreation and bad debt	258	276
Provision for legal obligation and other	5,500	6,262
Provision for employee related obligations	1,147	849
Carry forward tax losses and foreign tax credit	3,600	3,600
Temporary differences, net	(1,360)	887
	9,145	11,874
Valuation allowance	(3,476)	(3,476)
	5,669	8,398

	US dollars
	Year ended December 31,
(in thousands)	2018	2017

Deferred income taxes included in long-term investments and other assets	12,127	8,398
Deferred income taxes included in long-term liabilities	(6,458)	-
	5,669	8,398

Schedule of Income Before Income Taxes
K.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016
The Company and its Israeli subsidiaries	46,138	22,138	22,634
Non-Israeli subsidiaries	30,095	33,408	27,420
	76,233	55,546	50,054